Accrued Expenses and Other Current Liabilities	3 Months Ended
Mar. 31, 2015
Other Liabilities Disclosure [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 6 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following (in millions):

	March 31, 2015	December 31, 2014
Rebates, credits and discounts due to customers	$14.3	$14.7
Taxes payable	10.6	6.2
Insurance	8.1	7.3
Salaries and wages	4.3	2.5
Vacation pay	4.0	4.0
Bonuses	2.7	5.5
Employee benefit plans	1.9	3.1
Other	6.4	7.6

	$52.3	$50.9